Interim Consolidated Statements of Comprehensive Income / (Loss) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues, net	$ 22,968	$ 10,228
Expenses:
Voyage related costs and commissions	(7,802)	(1,804)
Vessel operating expenses	(6,324)	(5,342)
General and administrative expenses	(1,312)	(1,226)
Management fees, related parties	(394)	(300)
Management fees, other	(516)	(387)
Amortization of special survey costs	(175)	(203)
Depreciation	(3,024)	(2,194)
Bad debt provisions	(50)
Allowance for credit losses	(4)	(9)
Loss from the sale of vessels, net	(466)
Operating income / (loss)	2,901	(1,237)
Other expenses, net:
Loss from debt extinguishments	(34)	(458)
Gain from financial derivative instrument	320
Interest and finance costs, net	(1,829)	(1,750)
Total other expenses, net	(1,543)	(2,208)
Net income / (loss)	1,358	(3,445)
Dividend Series A Convertible Preferred Stock	(449)	(153)
Net income / (loss) attributable to common shareholders	$ 909	$ (3,598)
Income / (loss) per common share, basic and diluted	$ 0.09	$ (0.43)
Weighted average number of common shares, basic and diluted	10,613,424	8,332,033